CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 315,637	$ 224,869	$ 249,137
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	(32,222)	25,393	57,804
Amortization of deferred policy acquisition costs and value of business acquired	264,993	164,963	277,882
Capitalization of deferred policy acquisition costs	(366,156)	(382,553)	(377,013)
Depreciation expense	9,171	9,626	8,040
Deferred income tax	85,893	82,516	79,817
Accrued income tax	(5,201)	69,865	(43,015)
Interest credited to universal life and investment products	993,574	972,806	993,245
Policy fees assessed on universal life and investment products	(712,038)	(611,917)	(586,842)
Change in reinsurance receivables	(27,931)	(234,032)	(78,613)
Change in accrued investment income and other receivables	(31,509)	(29,017)	1,326
Change in policy liabilities and other policyholders' funds of traditional life and health products	14,781	337,207	234,773
Trading securities:
Maturities and principal reductions of investments	283,239	355,831	562,758
Sale of investments	860,474	730,385	908,466
Cost of investments acquired	(950,051)	(963,403)	(856,223)
Other net change in trading securities	7,933	(25,520)	(144,838)
Change in other liabilities	(147,244)	10,236	(113,318)
Other income - gains on repurchase of non-recourse funding obligations	(40,112)	(19,027)	(132,262)
Other, net	97,382	(7,974)	134,492
Net cash provided by operating activities	620,613	710,254	1,175,616
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	1,399,830	2,058,678	2,394,650
Sale of investments, available-for-sale	2,955,665	3,426,040	1,684,820
Cost of investments acquired, available-for-sale	(5,158,064)	(6,389,859)	(4,513,862)
Mortgage loans:
New lendings	(501,500)	(353,913)	(304,417)
Repayments	453,749	364,302	263,625
Change in investment real estate, net	1,483	(2,551)	(3,069)
Change in policy loans, net	14,190	31,663	16,657
Change in other long-term investments, net	75,452	(74,555)	(39,994)
Change in short-term investments, net	126,225	701,589	119,707
Net unsettled security transactions	68,810	(340)	14,797
Purchase of property and equipment	(17,667)	(10,734)	(8,243)
Sales of property and equipment		41
Payments for business acquisitions	(209,609)	(348,288)
Net cash used in investing activities	(791,436)	(597,927)	(375,329)
Cash flows from financing activities
Borrowings under line of credit arrangements and debt	45,000	132,000	1,052,000
Principal payments on line of credit arrangement and debt	(26,852)	(275,000)	(122,000)
Issuance (repayment) of non-recourse funding obligations	(124,600)	(42,600)	(667,738)
Dividends to shareowners	(52,503)	(46,250)	(37,339)
Issuance of common stock			132,575
Repurchase of common stock	(82,671)
Investment product deposits and change in universal life deposits	4,216,738	3,635,447	2,590,081
Investment product withdrawals	(3,777,365)	(3,477,430)	(3,675,247)
Other financing activities, net	(24,051)	20,606	(16,652)
Net cash provided by (used in) financing activities	173,696	(53,227)	(744,320)
Change in cash	2,873	59,100	55,967
Cash at beginning of period	264,425	205,325	149,358
Cash at end of period	$ 267,298	$ 264,425	$ 205,325